SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	$ 959,346	$ 704,980
Shufang Zeng [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and director of the Company	Shareholder and director of the Company
Total	$ 186,520
Junze Zhang [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Company Joint Meeting	Chairman of the Company Joint Meeting
Total	$ 766,638	$ 698,624
Qing Zuo [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Board of ZDSE since December 20, 2018	Chairman of the Board of ZDSE since December 20, 2018
Total	$ 6,188	$ 6,356